Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2012
Derivative assets	$—	$70		$—	$—	$70 (a)
Derivative liabilities	—	(23,910	)(b)	—	—	(23,910)

Total	$—	$(23,840)		$—	$—	$(23,840)

December 31, 2011
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756)	(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.6 million and $6.4 million as of September 30, 2012 and December 31, 2011, respectively.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Schedule of the effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment impaired
	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at September 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$460,599	$(190,721)	$(102,673)	$(22,562)	$(8,319	)(a)	$136,324
Flight equipment held for sale	—	—	40,698	(626)	(2,967)		37,105
Lease receivables and other assets(b)	—	—	34,677	—	—		34,677
Net investment in finance and sales-type leases(c)	—	—	27,298	—	—		27,298

Total	$460,599	$(190,721)	$—	$(23,188)	$(11,286)		$235,404

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

(c)
Excludes measurement of finance and sales-type leases recorded at a gain.

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829

Schedule of key elements effecting the fair value calculation
	Fair Value at September 30, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$159.0	Income Approach	Discount Rate	8.0%-14.5% (10.5%)
			Remaining Holding Period	0-9 years (2 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (32%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended September 30, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.